FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS

16. FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The fair values of the common stock warrants were measured using the Black-Scholes option-pricing model (Note 22). Inputs used to determine estimated fair value of the warrant liabilities include the estimated fair value of the underlying stock at the valuation date, the estimated term of the warrants, risk-free interest rates, expected dividends and the expected volatility of the underlying stock. The significant unobservable inputs used in the fair value measurement of the warrant liability are the fair value of the underlying stock at the valuation date and the estimated term of the warrants. The fair value of convertible note is based on a discounted cash flow model with an unobservable input of discount rate. (Level 3).

The Group measured the fair value of its investment in Youjia using the income approach based on a weighted average of multiple discounted cash flow scenarios, which required the use of unobservable inputs (Level 3) including assumptions of projected revenue, expenses, capital spending, and other costs, as well as a discount rate calculated based on the risk profile of the online game industry and company-specific risk adjustments. The available-for-sale investment in Youjia was fully impaired in 2013 and then sold in 2014.

The following table presents the changes in the available-for-sale investment that were measured at fair value on a recurring basis using significant Level 3 inputs for the year ended December 31, 2013, 2014 and 2015. The Group did not have other assets or liabilities measured at fair value on a recurring basis using significant Level 3 inputs during the years ended December 31, 2013, 2014 and 2015.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	2013	2014	2015
	RMB	RMB	RMB
Balance at the beginning of the year	6,285,500	—	—
Unrealized loss recognized in other comprehensive income	(16,600)	—	—
Impairment losses included in earnings	(6,268,900)	—	—

Balance at the end of the year	—	—	—

In 2015, the Group issued warrants in connection with its convertible notes. The warrants are recorded at fair market value at the date of issuance and subsequently at each reporting date. The following table presents the change in the warrants liability that were measured at fair value on a recurring basis using significant Level 3 inputs during the year 2015 (Note 22).

	2015	2015
	RMB	US$ (Note 3)
Balance at issuance date	57,285,780	8,843,400
Unrealized loss recognized in other comprehensive income	7,129,161	1,100,553

Balance at the end of the year	64,414,941	9,943,953

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

The following table displays assets and liabilities measured at fair value on a non-recurring basis for the years ended December 31, 2013, 2014 and 2015, respectively.

		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses (gains)
		RMB	RMB	RMB	RMB
Receivable from WoW game points refund agent (Note 19)	—	—	—	—	8,439,580

Total	—	—	—	—	8,439,580

		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses (gains)
		RMB	RMB	RMB	RMB
Prepayment for other assets (Note 15)	—	—	—	—	3,555,845

Total	—	—	—	—	3,555,845

		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses (gains)
		RMB	RMB	RMB	RMB
Prepayment for equipment (Note 15)					11,813,313
Long-term receivables (Note 14)	—	—	—	—	17,927,763

Total	—	—	—	—	29,741,076